UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (69,434)	$ (10,754)	¥ (91,446)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	13,406	2,076	18,648
Amortization of intangible assets	2,190	339	2,157
Allowance for doubtful accounts	221	34	8,243
Interest expenses, net	2,706	419	3,870
Gain on disposal of property and equipment	(814)	(126)	(12)
Change in fair value of structured notes	(20)	(3)	(920)
Change in fair value of foreign currency swap contract	(1,905)	(295)	0
Share-based compensation expenses	19,036	2,948	16,111
Changes in operating assets and liabilities:
Accounts and notes receivable	6,524	1,010	61,516
Prepayments and other current assets	4,885	757	11,960
Amounts due from related parties			16
Other non-current assets	(291)	(45)	(124)
Accounts payable	(2,934)	(454)	(4,036)
Deferred revenue and customer deposits	(3,734)	(578)	20,137
Accrued liabilities and other current liabilities	(17,840)	(2,763)	(6,305)
Amounts due to related parties			(28)
Other non-current liabilities	1,138	176
Net cash provided by/ (used in) operating activities	(46,866)	(7,259)	39,787
Cash flows from investing activities:
Purchase of short-term investments			(360,250)
Proceeds from short-term investments	51,229	7,934	251,450
Purchase of long-term investments			(36,567)
Investment in loans			(5,000)
Investment in a convertible loan	(4,223)	(654)
Purchase of property and equipment	(16,212)	(2,511)	(16,332)
Proceeds from disposal of property and equipment	2,599	403	18
Purchase of intangible assets	(1,265)	(196)	(1,201)
Net cash (used in)/provided by investing activities	32,128	4,976	(167,882)
Cash flows from financing activities:
Proceeds from issuance of common shares	1
Redemption of convertible notes	(228,508)	(35,391)
Proceeds from short-term bank loan	150,000	23,232
Proceeds from exercise of share options	2,884	446	457
Net cash used in financing activities	(75,623)	(11,713)	457
Effect of exchange rate on cash and cash equivalents and restricted cash	1,341	209	1,742
Net decrease in cash and cash equivalents and restricted cash	(89,020)	(13,787)	(125,896)
Cash, cash equivalents and restricted cash at the beginning of the period	356,230	55,173	431,574
Cash and cash equivalents at the beginning of the period	356,115	55,155	431,459
Restricted cash at the beginning of the period	115	18	115
Cash, cash equivalents and restricted cash at the end of the period	267,210	41,386	305,678
Cash and cash equivalents at the end of the period	102,854	15,930	305,563
Restricted cash at the end of the period	164,356	25,456	115
Supplemental disclosures of cash flow information:
Interest paid	1,196	185
Income tax paid	34	5
Non-cash investing and financing activities:
Acquisition of long-term investments			8,000
Purchase of intangible assets			¥ 2,446
Purchase of property and equipment	¥ 2,297	$ 356